Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill		$ 63,062	$ 61,475
Other intangible assets		31,104	33,298
Property and equipment and right-of-use assets		28,369	14,118
Deferred tax assets		2,865	2,088
Other assets		21,311	22,087
Restricted cash		5,727	1,968
Total non-current assets		152,438	135,034
Current assets
Other assets		47,502	21,209
Derivative financial instruments		0	0
Customer segregated cash		20,044	6,382
Restricted cash		16,839	15,893
Cash and cash equivalents		87,892	31,540
Total current assets		3,804,066	2,912,378
Total assets		3,956,504	3,047,412
Non-current liabilities
Borrowings		49,982	25,000
Convertible redeemable preference shares		0	47,879
Lease liabilities		14,378	10,756
Deferred tax liabilities		18	6
Other payables		3,000	0
Total non-current liabilities		528,263	561,704
Current liabilities
Customer segregated cash liabilities		20,044	6,382
Borrowings (non-current)		49,982	25,000
Lease liabilities		5,524	4,246
Other payables		54,028	49,421
Total current liabilities		129,912	85,049
Total liabilities		658,175	646,753
Net assets		3,298,329	2,400,659
EQUITY
Share capital and share premium		5,110,063	3,821,537
Option premium on convertible redeemable preference shares		0	18,399
Reserves		774,224	858,797
Accumulated deficit		(2,668,100)	(2,309,053)
Total shareholders' equity attributable to the owners of the Group		3,216,187	2,389,680
Non-controlling interests		82,142	10,979
Total equity		3,298,329	2,400,659
Related party borrowings [member]
Non-current liabilities
Borrowings	[1]	505,600	482,450
Digital assets loan payable [member]
Non-current liabilities
Borrowings		5,267	20,613
Current liabilities
Borrowings (non-current)		334	0
Digital assets [member]
Current assets
Digital assets held - inventories		206,178	573,876
Other assets		1,537,071	1,878,268
Digital assets [member] | Digital assets and investments in financial assets [member]
Current assets
Financial assets		1,037,915	132,649
Digital assets [member] | Digital asset loans and receivables [member]
Current assets
Financial assets		446,481	166,388
Investment in financial assets [member]
Current assets
Financial assets		$ 404,144	$ 86,173

[1]	The outstanding balances with the the related parties (formerly the parent entity block.one and its subsidiaries) are unsecured, bear interest at 7% annum and are repayable on demand.